UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	October 1, 2011 — March 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PAGVX

Putnam American Government Income Fund

Semiannual report
3|31|12

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
American Government
Income Fund

Semiannual report
3 | 31 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio managers	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	14

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Unlike bonds, bond funds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.

Message from the Trustees

Dear Fellow Shareholder:

After a quarter century of trending lower, U.S. Treasury rates have shown some upward movement on signs of an improving economy during the past few months. Greece’s successful debt restructuring and some better-than-expected economic data in the United States have helped to coax investors off the sidelines and back into the markets. While we believe the historic bull market in government debt is likely near its close, fixed-income markets today continue to offer myriad investing opportunities.

Investing in fixed-income markets, however, requires particular expertise and the capacity for deep security-level research. We believe Putnam’s veteran fixed-income team is well suited to that task, and offers a long-term track record of uncovering attractive opportunities across all sectors of the bond markets.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Investing in government securities

When the U.S. government needs to finance a project, one way it raises capital is through the Bureau of the Public Debt. Every year, the Bureau holds more than 100 auctions for various government bonds (called Treasuries). U.S. Treasuries have traditionally been considered a safe investment because they are backed by the full faith and credit of the United States. In other words, the U.S. government’s ability to generate tax revenue guarantees payment on any outstanding Treasury debt. Treasuries, however, tend to generate relatively low returns.

In addition to U.S. Treasuries, Putnam American Government Income Fund invests in instruments such as mortgage-backed securities (MBS). MBS are essentially securities that represent a stake in the principal from, and interest paid on, a collection of mortgages. Most MBS are created when government agencies or government-sponsored entities, including Fannie Mae, Ginnie Mae, and Freddie Mac, buy mortgages from financial institutions, such as banks or credit unions, and package them together by the thousands. These pools of mortgages act as collateral for the MBS that government-sponsored entities sell to different financial entities, such as Putnam American Government Income Fund.

By investing in both Treasuries and MBS, the fund’s managers seek to maintain a relatively low risk profile for the portfolio, while supplementing returns for long-term investors.

Understanding mortgage-related securities

MBS (Mortgage-backed securities): MBS are pools of mortgages used as collateral for issuing a security. These securities represent claims on the principal and interest payments made by the borrowers whose loans are in the pool.

Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation): Formerly public companies, Fannie Mae and Freddie Mac were placed under conservatorship by the U.S. government in September 2008 and are now controlled by the Federal Housing Finance Agency. Both companies buy mortgages from primary lenders (savings and loans, commercial banks, credit unions, and housing finance agencies) and develop MBS that may carry an explicit government guarantee on the payment of principal and interest.

Ginnie Mae (Government National Mortgage Association): Ginnie Mae is a government-owned corporation established in 1968 whose MBS are backed by the full faith and credit of the U.S. government.

CMO (Collateralized mortgage obligations): CMOs are structured mortgage-backed securities that use pools of MBS, or mortgage loans themselves, as collateral and carve the cash flows into different classes to meet the needs of various investors.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 10–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio managers

What was the market environment like for your investment strategy during the six months ended March 31, 2012?

Michael: The first half of the period was challenging for our investment approach, but the environment improved considerably during the second half. In the first three months, worries about the sovereign debt crisis in Europe and the prospects for it spreading from the periphery of that continent to its core weighed on the market. Additionally, in the government-agency mortgage-backed securities [agency pass-through] market, investors were concerned that further intervention by the federal government could influence refinancing activity in ways that would adversely impact prepayment rates. Because of these concerns, yields on securitized mortgage-backed securities, such as interest-only collateralized mortgage obligations [IO CMOs], widened versus U.S. Treasuries, indicating increased investor caution.

The market remained volatile until December, when the European Central Bank introduced its Long-Term Refinancing Operation [LTRO]. LTRO provided much-needed stability to global credit markets by substantially reducing the risk that a major European bank would suddenly fail because it ran out of money. In early 2012, investors increasingly realized that the Obama administration’s Home Affordable Refinance Program, or HARP, wasn’t likely to hamper agency

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/12. See pages 4 and 10–11 for additional fund performance information. Index descriptions can be found on pages 14–15.

pass-throughs and IO CMOs as much as initially feared, and yield spreads for these securities tightened, signaling a reduced level of caution. By way of background, HARP was launched in 2009 to help homeowners who owed more on their mortgages than their homes were worth. The program was modified in November 2011 to allow more borrowers to qualify.

Against this backdrop, the fund performed in line with its benchmark but trailed the average return of its Lipper peer group.

Which holdings helped the fund’s relative performance?

Daniel: Solid security selection among agency pass-throughs contributed the most versus the index. We favored bonds in two categories: lower-coupon pass-throughs and pass-throughs backed by mortgages issued after the HARP cut-off date, both of which carried lower levels of prepayment risk. Allow me to explain.

Lower-coupon pass-throughs are backed by loans carrying relatively low interest rates, which have a smaller probability of being refinanced, particularly if rates rise. Our strategy involved combining lower-coupon pass-throughs with IO CMOs to synthetically create a higher-yielding position. Refinancing activity on the mortgage pools underlying the IO CMOs that we held was also low, as bank-lending standards remained fairly tight during the period, boosting the securities’ prices. All told, the fund benefited from the increased total return generated by this lower-coupon pass-through/IO CMO structure, while holding securities that were largely immune from losing value due to refinancing and resulting prepayment.

Agency pass-throughs backed by mortgages issued after the HARP cut-off date were also less prepayment sensitive. When HARP was established, the government stipulated that loans originating before June 2009 would be eligible for the streamlined refinancing process offered under HARP, while mortgages created after this date would not be eligible. As a result, mortgages originating after June 2009 would be more cumbersome to refinance, and the securities created from these mortgage pools would have relatively slow prepayment rates. The 2011 revisions to HARP — dubbed “HARP 2.0” — sought to correct the disparity created by the June 2009 cut-off date by making it easier for borrowers with lower credit ratings and mortgages with relatively high 6% to 6.5% rates to refinance. Our strategy was twofold: invest in pass-throughs issued after June 2009, which were created from mortgages not eligible for HARP treatment, and underweight higher-coupon

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any. Holdings and allocations may vary over time. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments.

pass-throughs, where prepayment speeds were likely to be much faster. Since the full effect of HARP 2.0 is yet to be felt throughout the market, the latter part of this strategy aided performance during only the final two months of the period.

By way of background, the fund holds both agency pass-throughs and to-be-announced commitments to purchase pass-throughs for a fixed price at a future date [TBAs]. Frequently, TBAs are more liquid than regular pass-throughs, and may represent a better value in terms of their total return potential. We prefer to hold cash or high-grade debt in amounts sufficient to meet our TBA commitments. As a result, it may appear that the fund has allocated a substantial portion of the portfolio to cash, while we are simply holding cash to collateralize our TBAs.

Some readers may not be familiar with the critical role of prepayment risk when investing in mortgage-backed securities [MBS]. Could you provide an explanation?

Daniel: Sure. All MBS are subject to prepayment risk, because mortgage holders have the right to prepay their loans without penalty. A homeowner will prepay a mortgage by selling the property, refinancing the mortgage, or otherwise paying off the loan in part or whole. Fast prepayments are generally unwelcome for holders of MBS priced above their $100 par value. That’s because prepayment would result in the loss of the security’s price premium on the prepaid balance. For example, if a security is priced at $105 and, hypothetically speaking, all the borrowers prepay, investors would get back $100 on bonds that had been valued at $105.

Credit qualities are shown as a percentage of net assets as of 3/31/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments. Negative numbers represent an offset to this dual treatment of cash and securities.

What factors hampered the fund’s results versus its benchmark?

Daniel: Given the low level of Treasury yields and expectations for modestly improving economic growth, we took a cautious approach toward interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. However, this positioning, which can be beneficial when rates are rising, hurt performance as longer-term yields declined during most of the period and the yield curve flattened. Rates moved higher in January and our short-duration strategy helped performance, but not enough to fully offset its adverse impact for the period as a whole.

How did you use derivatives during the period?

Michael: We used futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your outlook for the months ahead?

Michael: As Daniel noted, at period-end, the full impact of HARP 2.0 was still working its way through the market. However, consistent with our positioning during the period, we plan to maintain the fund’s underweight in the high-coupon part of the agency pass-through market.

While the fund’s allocation to mortgage pass-throughs issued by the Government National Mortgage Association [Ginnie Mae] did not have as big an effect on relative performance during the period as some of our other holdings, we are positive about the prospects for Ginnie Maes going forward. Our optimism is based on the fact that refinancing activity on Ginnie Mae-backed mortgages is being restrained by an increase in

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments. Negative numbers represent an offset to this dual treatment of cash and securities. Holdings and maturity ranges will vary over time.

mortgage-insurance premiums mandated by the Federal Housing Authority. Consequently, prepayment speeds on Ginnie Mae pass-throughs have slowed, making these securities more attractive on a relative basis.

Lastly, “Operation Twist,” the program launched last September in which the Federal Reserve has been selling short-term bonds and buying longer-term bonds, is scheduled to end this June, which could cause longer-term yields to move higher. With this possibility on the horizon, coupled with the prospect of continued modest economic growth, we plan to maintain the fund’s current short-duration posture and conservative stance toward interest-rate risk.

Thank you, Michael and Daniel, for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Daniel S. Choquette holds a B.A. from Yale University and a B.A. from the Royal Conservatory of Music. A CFA charterholder, he joined Putnam in 2002 and has been in the investment industry since 1997.

IN THE NEWS

Thirteen years after the 17-member eurozone adopted a single currency, Greece became the first member country to officially default. All three major ratings agencies — Standard & Poor’s, Moody’s Investors Service, and Fitch Ratings — have declared Greece to be in default on its sovereign debt. The majority of private holders of Greek bonds have agreed to exchange their existing bonds for new, longer-dated ones with lower interest rates and substantially lower face values. In addition to the country’s debt restructuring, sellers of credit-default swaps — a form of private insurance against default — have agreed to pay approximately $2.5 billion to settle their contracts. Both the debt restructuring and the credit-default swap settlement were completed without triggering a wave of deleveraging or a liquidity crisis within the European banking sector, thus avoiding the long-feared worst-case scenario for investors. Nonetheless, Europe’s structural imbalances likely will remain with us for some time.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(3/1/85)		(5/20/94)		(7/26/99)		(2/14/95)		(4/1/03)	(7/2/01)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	6.67%	6.51%	5.81%	5.81%	5.87%	5.87%	6.36%	6.23%	6.41%	6.77%

10 years	70.97	64.15	58.66	58.66	58.57	58.57	66.84	61.46	66.90	75.41
Annual average	5.51	5.08	4.72	4.72	4.72	4.72	5.25	4.91	5.26	5.78

5 years	43.24	37.51	38.06	36.06	37.92	37.92	41.60	37.00	41.53	44.99
Annual average	7.45	6.58	6.66	6.35	6.64	6.64	7.20	6.50	7.19	7.71

3 years	27.49	22.38	24.69	21.69	24.67	24.67	26.65	22.49	26.68	28.48
Annual average	8.43	6.96	7.63	6.76	7.63	7.63	8.19	7.00	8.20	8.71

1 year	5.45	1.18	4.70	–0.10	4.58	3.62	5.15	1.75	5.17	5.61

6 months	–0.33	–4.32	–0.61	–5.25	–0.70	–1.63	–0.35	–3.57	–0.46	–0.21

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Comparative index returns For periods ended 3/31/12

	Barclays Capital Government	Lipper General U.S. Government
	Bond Index	Funds category average*

Annual average (life of fund)	7.66%	6.68%

10 years	71.50	61.18
Annual average	5.54	4.81

5 years	33.93	30.44
Annual average	6.02	5.42

3 years	12.36	15.89
Annual average	3.96	5.00

1 year	7.89	7.66

6 months	–0.28	–0.01

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/12, there were 115, 114, 104, 95, 71, and 6 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.216		$0.181	$0.182	$0.204		$0.204	$0.228

Capital gains — Long-term	0.452		0.452	0.452	0.452		0.452	0.452

Capital gains — Short-term	—		—	—	—		—	—

Total	$0.668		$0.633	$0.634	$0.656		$0.656	$0.680

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

9/30/11	$9.83	$10.24	$9.75	$9.79	$9.89	$10.22	$9.84	$9.81

3/31/12	9.13	9.51	9.06	9.09	9.20	9.51	9.14	9.11

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current yield (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	4.73%	4.54%	3.97%	4.09%	4.43%	4.29%	4.46%	5.01%

Current 30-day SEC yield [2]	N/A	1.39	0.71	0.71	N/A	1.16	1.20	1.70

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses for the fiscal year
ended 9/30/11	0.85%	1.60%	1.60%	1.10%	1.10%	0.60%

Annualized expense ratio for the six-month period
ended 3/31/12	0.87%	1.62%	1.62%	1.12%	1.12%	0.62%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from October 1, 2011, to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.34	$8.08	$8.07	$5.59	$5.59	$3.10

Ending value (after expenses)	$996.70	$993.90	$993.00	$996.50	$995.40	$997.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2012, use the following calculation method. To find the value of your investment on October 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.39	$8.17	$8.17	$5.65	$5.65	$3.13

Ending value (after expenses)	$1,020.65	$1,016.90	$1,016.90	$1,019.40	$1,019.40	$1,021.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Capital Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2012, Putnam employees had approximately $353,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolio 3/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6s, January 15, 2029	$8	$9
5s, with due dates from August 20, 2033 to August 20, 2040	7,001,585	7,728,073
4s, TBA, April 1, 2042	2,000,000	2,145,469
3 1/2s, TBA, April 1, 2042	6,000,000	6,254,063

		16,127,614
U.S. Government Agency Mortgage Obligations (83.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, October 1, 2029	899,382	1,047,796
6s, September 1, 2021	16,241	17,853
5 1/2s, with due dates from July 1, 2019 to August 1, 2019	304,222	332,489
4 1/2s, with due dates from January 1, 2037 to June 1, 2037	1,315,950	1,393,952
4s, TBA, April 1, 2042	35,000,000	36,588,671

Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017	70,467	76,739
6s, with due dates from August 1, 2012 to August 1, 2022	2,448,172	2,697,735
6s, TBA, April 1, 2042	20,000,000	22,034,376
5 1/2s, with due dates from September 1, 2017 to
February 1, 2021	630,646	688,806
5s, with due dates from January 1, 2038 to February 1, 2038	174,539	188,346
5s, March 1, 2021	36,500	39,595
4 1/2s, March 1, 2039	296,768	321,252
4s, with due dates from May 1, 2019 to September 1, 2020	272,134	288,370
4s, TBA, April 1, 2042	47,000,000	49,272,892
3 1/2s, TBA, May 1, 2042	50,000,000	51,191,405
3 1/2s, TBA, April 1, 2042	440,000,000	451,825,000

		618,005,277

Total U.S. government and agency mortgage obligations (cost $634,826,064)		$634,132,891

U.S. TREASURY OBLIGATIONS (31.2%)*	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	25,034,725
7 1/2s, November 15, 2016	10,948,000	14,184,931
7 1/8s, February 15, 2023	14,634,000	21,474,420
6 1/4s, May 15, 2030 ##	10,723,000	15,702,153
6 1/4s, August 15, 2023	17,491,000	24,251,448
6s, February 15, 2026	15,756,000	21,764,899
5 1/2s, August 15, 2028	14,632,000	19,600,059
5 1/4s, February 15, 2029 ##	14,641,000	19,176,073
5 1/4s, November 15, 2028 ##	14,988,000	19,596,163
4 1/2s, August 15, 2039 ##	12,231,000	14,984,790
4 1/2s, February 15, 2036 ##	14,640,000	17,880,620
4 3/8s, February 15, 2038 ##	14,685,000	17,638,917

U.S. Treasury Notes 2 5/8s, November 15, 2020	158,000	166,184

Total U.S. treasury obligations (cost $195,037,332)		$231,455,382

MORTGAGE-BACKED SECURITIES (19.5%)*	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037	$362,732	$564,669
IFB Ser. 2976, Class LC, 23.534s, 2035	193,948	308,377
IFB Ser. 2979, Class AS, 23.387s, 2034	247,068	33 7,678
IFB Ser. 3072, Class SM, 22.91s, 2035	684,254	1,029,010
IFB Ser. 3072, Class SB, 22.764s, 2035	557,351	834,518
IFB Ser. 3249, Class PS, 21.477s, 2036	406,766	585,016
IFB Ser. 3065, Class DC, 19.135s, 2035	2,688,301	4,020,731
IFB Ser. 2990, Class LB, 16.328s, 2034	957,979	1,296,576
IFB Ser. 3031, Class BS, 16.121s, 2035	702,903	934,696
IFB Ser. 3835, Class SN, 15.521s, 2041	11,567,588	15,709,941
IFB Ser. 3727, Class PS, IO, 6.458s, 2038	13,076,291	1,550,559
IFB Ser. 3940, Class PS, IO, 6.408s, 2040	7,817,129	1,359,399
IFB Ser. 3803, Class SP, IO, 6.358s, 2038	10,137,859	1,452,551
IFB Ser. 3994, Class AS, IO, 6.258s, 2042	6,403,595	1,312,737
IFB Ser. 3934, Class SA, IO, 6.158s, 2041	2,658,282	477,108
IFB Ser. 3751, Class SB, IO, 5.798s, 2039	12,363,039	1,869,910
IFB Ser. 4001, Class NS, IO, 5.758s, 2039	5,508,499	1,000,137
IFB Ser. 3852, Class SG, 4.788s, 2041	4,274,579	4,102,185
Ser. 4018, Class DI, IO, 4 1/2s, 2041	11,216,000	1,770,894
Ser. 3747, Class HI, IO, 4 1/2s, 2037	536,736	66,899
Ser. 3768, Class MI, IO, 4s, 2035	12,129,257	1,248,492
Ser. 3738, Class MI, IO, 4s, 2034	18,660,128	1,603,900
FRB Ser. T-57, Class 2A1, 3.528s, 2043	1,640	1,640
Ser. 3327, Class IF, IO, zero %, 2037	5,946	—
Ser. 3439, Class AO, PO, zero %, 2037	5,557	5,557
Ser. 3391, PO, zero %, 2037	86,633	75,407
Ser. 3300, PO, zero %, 2037	214,506	195,923
Ser. 2947, Class AO, PO, zero %, 2035	2,139	2,086
Ser. 2684, PO, zero %, 2033	664,181	634,074
FRB Ser. 3326, Class YF, zero %, 2037	18,865	17,654
FRB Ser. 3117, Class AF, zero %, 2036	27,116	22,710
FRB Ser. 3326, Class WF, zero %, 2035	102,842	88,730
FRB Ser. 3036, Class AS, zero %, 2035	37,240	31,553

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.45s, 2036	762,855	1,348,703
IFB Ser. 05-74, Class NK, 26.291s, 2035	135,402	232,694
IFB Ser. 06-8, Class HP, 23.68s, 2036	542,014	878,767
IFB Ser. 05-45, Class DA, 23.534s, 2035	964,309	1,517,524
IFB Ser. 07-53, Class SP, 23.314s, 2037	807,533	1,224,858
IFB Ser. 08-24, Class SP, 22.397s, 2038	4,053,412	5,960,133
IFB Ser. 05-122, Class SE, 22.254s, 2035	877,108	1,278,716
IFB Ser. 05-75, Class GS, 19.525s, 2035	882,018	1,240,052
IFB Ser. 05-106, Class JC, 19.374s, 2035	765,045	1,168,385
IFB Ser. 05-83, Class QP, 16.765s, 2034	265,629	361,255
IFB Ser. 11-4, Class CS, 12.417s, 2040	2,775,975	3,220,131
IFB Ser. 12-14, Class SP, IO, 6.308s, 2041	15,605,274	3,256,196
IFB Ser. 12-30, Class SB, IO, 6.3s, 2041	20,827,000	4,345,345

MORTGAGE-BACKED SECURITIES (19.5%)* cont.	Principal amount	Value

Federal National Mortgage Association
IFB Ser. 12-3, Class SD, IO, 6.268s, 2042	$5,971,209	$1,141,755
IFB Ser. 12-14, Class SA, IO, 6.258s, 2042	14,685,472	3,038,571
IFB Ser. 11-27, Class AS, IO, 6.238s, 2041	5,711,927	866,899
IFB Ser. 12-30, Class BS, IO, 6.2s, 2042	14,100,333	2,923,563
IFB Ser. 11-132, Class SB, IO, 5.858s, 2030	5,350,372	872,967
IFB Ser. 10-140, Class GS, IO, 5.758s, 2039	8,690,989	1,402,780
FRB Ser. 04-W7, Class A2, 3.653s, 2034	637	665
FRB Ser. 03-W14, Class 2A, 3.602s, 2043	1,521	1,497
FRB Ser. 03-W3, Class 1A4, 3.408s, 2042	2,556	2,525
FRB Ser. 04-W2, Class 4A, 3.185s, 2044	1,628	1,624
FRB Ser. 03-W11, Class A1, 3.128s, 2033	117	119
FRB Ser. 07-95, Class A3, 0.492s, 2036	11,005,000	10,124,600
Ser. 01-50, Class B1, IO, 0.407s, 2041	11,617,472	116,175
Ser. 01-79, Class BI, IO, 0.303s, 2045	2,121,348	14,170
Ser. 08-53, Class DO, PO, zero %, 2038	724,404	610,788
Ser. 07-64, Class LO, PO, zero %, 2037	276,639	251,952
Ser. 07-44, Class CO, PO, zero %, 2037	388,697	343,114
Ser. 08-36, Class OV, PO, zero %, 2036	84,263	72,618
Ser. 04-61, Class CO, PO, zero %, 2031	77,241	76,717
Ser. 1988-12, Class B, zero %, 2018	9,456	8,889
FRB Ser. 06-104, Class EK, zero %, 2036	10,840	10,515
FRB Ser. 05-45, Class FG, zero %, 2035	2,914	2,900
IFB Ser. 06-48, Class FG, zero %, 2036	13,477	13,439

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.497s, 2041	5,454,164	8,266,711
IFB Ser. 10-158, Class SD, 14.275s, 2040	1,057,000	1,413,114
IFB Ser. 11-70, Class WS, 9.217s, 2040	1,821,000	1,963,930
IFB Ser. 11-72, Class SE, 7.082s, 2041	7,826,000	7,779,132
IFB Ser. 11-81, Class SB, IO, 6.463s, 2036	11,521,784	2,193,402
IFB Ser. 11-61, Class CS, IO, 6.438s, 2035	3,432,099	531,173
IFB Ser. 10-85, Class SD, IO, 6.408s, 2038	4,948,116	838,508
IFB Ser. 10-58, Class LS, IO, 6.308s, 2039	5,399,426	834,373
IFB Ser. 09-103, Class SW, IO, 6.158s, 2037	12,261,803	1,432,669
IFB Ser. 10-20, Class SC, IO, 5.908s, 2040	10,020,442	1,689,547
IFB Ser. 10-115, Class TS, IO, 5.858s, 2038	7,356,270	1,130,217
IFB Ser. 11-70, Class SN, IO, 5.658s, 2041	1,469,000	426,304
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	6,588,634	1,140,657
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	8,322,531	1,020,675
Ser. 12-8, Class PI, IO, 4s, 2041	13,116,806	2,332,168
Ser. 10-116, Class QI, IO, 4s, 2034	6,583,207	670,622
Ser. 11-116, Class BI, IO, 4s, 2026	24,339,376	2,839,918
Ser. 11-70, PO, zero %, 2041	17,852,971	14,064,747
Ser. 10-151, Class KO, PO, zero %, 2037	1,430,044	1,287,111
Ser. 06-36, Class OD, PO, zero %, 2036	13,452	12,515

Total mortgage-backed securities (cost $135,915,402)		$144,310,411

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)*	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.765% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.765	$6,559,000	$7

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	144

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	144

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	2,872,000	144

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	2,872,000	144

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	2,872,000	144

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	131

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.998% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	13,106,000	1,048

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.998% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	$13,106,000	$1,048

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 2.015% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.015	2,624,000	26

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	1,970,000	31,402

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	1,970,000	3,172

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.35% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	2,720,000	28,234

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	19,941,000	91,330

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	4,711,000	29,962

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	7,467,000	67,576

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	57,623

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	24,940

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	16,616,213	1,495,293

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	16,616,213	37,553

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	8,242,500	1,912,219

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	$8,242,500	$517,308

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	8,242,500	2,006,700

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	8,242,500	484,263

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	1,208,033

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	1,208,033

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	446,681

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	446,681

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	33,377,000	3,545,305

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	33,377,000	1,513,380

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845 versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	2,872,000	15,739

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855 versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	2,872,000	17,088

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.13375% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.13375	4,711,000	58,464

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	6,844,000	117,101

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	$1,970,000	$74,959

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,970,000	38,120

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,844,000	143,792

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	313,887

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	131,562

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	2,872,000	18,007

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	2,326

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	2,326

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	2,872,000	2,326

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	2,326

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	2,872,000	2,326

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	13,189,000	91,400

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	13,189,000	91,400

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	$13,189,000	$94,433

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	7,467,000	52,194

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	2,720,000	26,765

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	52,047

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	20,646

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	13,846,844	1,235,000

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	13,846,844	30,602

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	1,401,814

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	18,754

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,538,738	566,004

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,538,738	8,087

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	13,846,844	1,426,779

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	13,846,844	20,770

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	$13,846,844	$1,452,949

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	13,846,844	18,139

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	1,369,285

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	15,874

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	26,597,000	3,437,130

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	26,597,000	978,663

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	26,597,000	3,557,695

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	26,597,000	935,815

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	1,206

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	1,206

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	2,872,000	1,206

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	1,206

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	2,872,000	1,206

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	$11,006,000	$309,709

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	11,006,000	50,628

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	7,467,000	34,572

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	11,006,000	317,303

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	11,006,000	56,901

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	11,006,000	324,787

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	11,006,000	63,064

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	1,970,000	46,334

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	1,970,000	16,056

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,513,000	217,947

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,513,000	43,526

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.074% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.074	7,467,000	17,025

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	11,006,000	302,225

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	$11,006,000	$44,354

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	11,006,000	280,433

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	11,006,000	35,109

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	11,006,000	288,577

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	11,006,000	41,713

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,970,000	39,341

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,970,000	10,008

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,445,000	1,832,175

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,445,000	369,283

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	21,445,000	1,868,696

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	21,445,000	361,606

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	41,252,000	3,610,540

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	41,252,000	689,032

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	$14,795,000	$215,504

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	2,872,000	13,154

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835 versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	2,872,000	14,389

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.1125% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	4,711,000	52,292

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	6,844,000	107,519

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	70,959

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	35,342

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,844,000	133,663

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	4,711,000	44,849

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	7,467,000	96,399

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	6,844,000	97,116

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	66,645

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	32,052

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.3%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	$6,844,000	$121,755

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.064% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	4,711,000	37,876

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	7,467,000	82,361

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	62,567

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	28,998

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	272,820

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	93,551

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	6,456,810	443,970

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	6,456,810	400,710

Total purchased options outstanding (cost $53,025,984)			$46,803,382

SHORT-TERM INVESTMENTS (48.9%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.11% [e]		1,415,241	$1,415,241

SSgA Prime Money Market Fund 0.12% P #		12,925,000	12,925,000

U.S. Treasury Bills with effective yields ranging from
0.105% to 0.106%, December 13, 2012 ##		$19,500,000	19,481,027

U.S. Treasury Bills with an effective yield of 0.088%,
November 15, 2012		10,000,000	9,991,810

U.S. Treasury Bills with an effective yield of 0.077%,
October 18, 2012		20,000,000	19,985,640

U.S. Treasury Bills with effective yields ranging from
0.055% to 0.082%, July 26, 2012 # ##		3,541,000	3,540,069

U.S. Treasury Bills with an effective yield of 0.027%,
May 10, 2012 ##		15,000,000	14,999,561

U.S. Treasury Bills with effective yields ranging from
0.088% to 0.131%, May 3, 2012 # ##		46,330,000	46,324,771

SHORT-TERM INVESTMENTS (48.9%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.033%,
April 12, 2012 ##	$45,000,000	$44,999,539

Federal Home Loan Bank discount notes with an effective
yield of 0.060%, May 11, 2012	15,000,000	14,999,000

Federal Home Loan Bank discount notes with an effective
yield of 0.038%, April 9, 2012	7,000,000	6,999,953

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.060%, May 14, 2012	20,000,000	19,998,567

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.025%, April 16, 2012	17,500,000	17,499,818

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.020%, April 2, 2012	17,500,000	17,499,990

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.060%, May 15, 2012	12,211,000	12,210,105

Federal National Mortgage Association discount
notes with an effective yield of 0.070%, May 21, 2012	20,000,000	19,998,056

Federal National Mortgage Association discount
notes with an effective yield of 0.070%, June 6, 2012	17,760,000	17,758,402

Federal National Mortgage Association discount
notes with an effective yield of 0.055%, May 9, 2012	17,500,000	17,498,984

Federal National Mortgage Association discount
notes with effective yields ranging from 0.020%
to 305.662%, April 2, 2012	22,000,000	21,999,986

Straight-A Funding, LLC asset-backed commercial paper
with an effective yield of 0.178%, May 17, 2012	22,500,000	22,494,825

Total short-term investments (cost $362,632,598)		$362,620,344

TOTAL INVESTMENTS

Total investments (cost $1,381,437,380)		$1,419,322,410

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $741,538,240.

# These securities, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $292,134,246 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Bond 30 yr (Short)	252	$34,713,000	Jun-12	$883,607

U.S. Treasury Note 10 yr (Short)	179	23,177,703	Jun-12	258,941

Total				$1,142,548

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	$8,242,500	Aug-15/4.375	$517,308

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	8,242,500	Aug-15/4.375	1,936,122

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	8,242,500	Aug-15/4.46	484,263

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	8,242,500	Aug-15/4.46	2,036,137

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,847,159	Aug-16/4.35	313,939

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	23,033,582	Aug-16/4.17	549,696

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	31,990,778	Aug-16/4.28	1,450,526

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	23,033,582	Aug-16/4.17	1,486,633

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$31,990,778	Aug-16/4.28	$3,398,060

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,838,411	Aug-16/4.68	323,618

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,838,411	Aug-16/4.68	1,147,129

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	7,365,343	Jul-16/4.67	271,015

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	7,365,343	Jul-16/4.67	951,823

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,946,137	Jul-16/4.80	100,867

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,946,137	Jul-16/4.80	404,687

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	6,920,782	Jul-16/4.79	237,736

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,920,782	Jul-16/4.79	947,580

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	7,389,217	Jul-16/4.74	259,990

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	7,389,217	Jul-16/4.74	988,404

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	21,828,974	Jun-16/5.86	428,612

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	21,828,974	Jun-16/4.86	3,095,916

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/5.12	85,460

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	$5,770,612	Jun-16/4.89	$93,201

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	5,733,974	Jun-16/4.575	107,082

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/4.12	377,226

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	5,770,612	Jun-16/4.39	423,753

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	5,733,974	Jun-16/4.575	458,219

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	1,608,000	Jan-13/2.3625	33,881

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	1,608,000	Dec-12/2.355	33,237

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	1,608,000	Dec-12/2.345	32,128

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	1,608,000	Nov-12/2.335	30,986

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	1,608,000	Nov-12/2.32	29,764

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	5,744,000	Oct-12/2.443	134,180

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	5,744,000	Sep-12/2.419	122,577

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	13,753,000	Aug-12/2.4475	306,279

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	$631,400	Aug-12/2.855	$5,190

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	631,400	Aug-12/2.855	30,377

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	5,744,000	Aug-12/2.394	110,055

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,546,000	Jul-12/2.6825	55,486

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,378,000	Jul-12/2.1714	12,581

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,378,000	Jul-12/2.1714	12,581

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,378,000	Jul-12/2.1714	12,581

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	12,581

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	12,581

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	10,894,000	Jul-12/2.6075	333,247

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	10,894,000	Jul-12/2.6075	333,247

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	10,894,000	Jul-12/2.61875	340,438

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	5,744,000	Jul-12/2.372	96,384

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	1,350,000	Jun-12/2.183	10,611

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	$1,350,000	Jun-12/2.183	$10,611

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	10,611

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	1,350,000	Jun-12/2.183	10,611

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	1,350,000	Jun-12/2.183	10,611

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	5,744,000	Jun-12/2.346	79,382

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 2022.	44,468,500	May-12/5.51	12,926,993

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	5,744,000	May-12/2.324	59,738

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,127,000	Apr-12/2.60	59,088

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.111% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,039,000	Apr-12/2.111	2,834

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.111% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,039,000	Apr-12/2.111	2,834

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.111% versus the
three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	2,834

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	2,834

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.111%
versus the three month USD-LIBOR-BBA maturing
April 2022.	2,039,000	Apr-12/2.111	2,834

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.498	198,062

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	$10,485,000	Apr-12/2.498	$198,062

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	10,485,000	Apr-12/2.4275	138,297

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 2022.	44,468,500	May-12/5.51	44

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	8,446,175	May-16/5.11	123,027

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,354,814	May-16/4.86	152,437

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	9,308,256	May-16/4.60	171,021

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	8,446,175	May-16/4.11	540,961

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,354,814	May-16/4.36	677,831

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	9,308,256	May-16/4.60	752,731

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $35,400,267) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	$10,843,431	May-16/4.765	$182,842

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	10,843,431	May-16/4.765	944,886

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	7,977,849	May-16/4.7575	133,996

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	12,183,004	May-16/4.745	205,856

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	30,457,512	May-16/4.77	508,732

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	7,977,849	May-16/4.7575	694,751

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	12,183,004	May-16/4.745	1,055,170

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	30,457,512	May-16/4.77	2,665,766

Total			$48,193,746

TBA SALE COMMITMENTS OUTSTANDING at 3/31/12 (proceeds receivable $405,175,194) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s,
April 1, 2042	$24,000,000	04/12/12	$25,160,626

Federal National Mortgage Association, 3 1/2s,
April 1, 2042	369,000,000	04/12/12	378,916,875

Total			$404,077,501

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$161,001,000	$—	3/23/14	0.643%	3 month USD-
				LIBOR-BBA	$(201,952)

27,069,000	—	3/23/17	1.4045%	3 month USD-
				LIBOR-BBA	(184,978)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A. cont.
$103,279,000	$ —	3/23/22	2.388%	3 month USD-
				LIBOR-BBA	$(994,797)

6,279,000	—	3/23/42	3.0995%	3 month USD-
				LIBOR-BBA	(65,680)

8,125,000	—	3/29/22	2.24312%	3 month USD-
				LIBOR-BBA	33,594

Barclay’s Bank, PLC
33,633,000	(84,083)	3/23/14	0.52%	3 month USD-
				LIBOR-BBA	(43,623)

1,700,000	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	5,474

2,412,000	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

3,829,000	—	3/14/14	3 month USD-
			LIBOR-BBA	0.57%	(351)

1,238,000	—	3/14/42	3 month USD-
			LIBOR-BBA	2.84%	(46,868)

8,032,000	—	3/14/17	1.136%	3 month USD-
				LIBOR-BBA	39,841

10,433,000	—	3/14/22	3 month USD-
			LIBOR-BBA	2.08%	(176,250)

6,144,000	—	3/14/17	3 month USD-
			LIBOR-BBA	1.133%	(31,345)

7,163,000	—	3/14/22	2.078%	3 month USD-
				LIBOR-BBA	122,326

660,000	—	3/14/42	2.834%	3 month USD-
				LIBOR-BBA	25,790

3,679,000	—	3/14/22	3 month USD-
			LIBOR-BBA	2.0975%	(56,238)

26,845,000	—	3/15/22	3 month USD-
			LIBOR-BBA	2.18551%	(222,071)

109,357,000	—	3/15/14	3 month USD-
			LIBOR-BBA	0.5965%	43,901

20,653,000	—	3/15/17	1.1815%	3 month USD-
				LIBOR-BBA	74,114

101,174,000	—	3/15/42	3 month USD-
			LIBOR-BBA	2.8737%	(3,506,334)

85,357,000	—	3/15/22	3 month USD-
			LIBOR-BBA	2.1255%	(1,176,134)

2,892,000	—	3/19/19	3 month USD-
			LIBOR-BBA	1.8425%	14,671

2,574,000	—	3/19/14	3 month USD-
			LIBOR-BBA	0.624%	2,360

778,000	—	3/19/17	3 month USD-
			LIBOR-BBA	1.324%	2,412

3,682,000	—	3/19/22	2.33%	3 month USD-
				LIBOR-BBA	(16,884)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
$179,000	$—	3/19/42	3.083%	3 month USD-
				LIBOR-BBA	$(1,329)

1,349,000	—	3/19/19	3 month USD-
			LIBOR-BBA	1.835%	6,166

1,897,000	—	3/20/14	3 month USD-
			LIBOR-BBA	0.6362%	2,194

2,374,000	—	3/20/17	3 month USD-
			LIBOR-BBA	1.37%	12,631

2,731,000	—	3/20/22	3 month USD-
			LIBOR-BBA	2.3975%	29,289

14,412,000	—	3/20/14	3 month USD-
			LIBOR-BBA	0.642%	18,279

5,360,000	—	3/20/17	3 month USD-
			LIBOR-BBA	1.386%	32,673

20,725,000	—	3/20/22	2.405%	3 month USD-
				LIBOR-BBA	(236,617)

1,032,000	—	3/20/42	3.151%	3 month USD-
				LIBOR-BBA	(21,791)

8,157,000	—	3/21/14	0.62125%	3 month USD-
				LIBOR-BBA	(6,834)

703,000	—	3/21/22	2.45625%	3 month USD-
				LIBOR-BBA	(11,288)

3,688,000	—	3/21/14	0.63%	3 month USD-
				LIBOR-BBA	(3,763)

947,000	—	3/22/14	3 month USD-
			LIBOR-BBA	0.65%	1,327

1,463,000	—	3/22/22	2.4425%	3 month USD-
				LIBOR-BBA	(21,534)

936,000	—	3/26/22	2.355%	3 month USD-
				LIBOR-BBA	(5,848)

3,471,000	—	3/27/22	2.305%	3 month USD-
				LIBOR-BBA	(5,694)

3,728,000	—	3/27/14	3 month USD-
			LIBOR-BBA	0.609%	2,020

2,645,000	—	3/28/14	3 month USD-
			LIBOR-BBA	0.60%	946

3,702,000	—	3/28/22	2.345%	3 month USD-
				LIBOR-BBA	(19,483)

4,063,000	—	4/02/22	2.2325%	3 month USD-
				LIBOR-BBA	22,509

4,463,000	—	4/03/22	3 month USD-
			LIBOR-BBA	2.30%	2,722

Citibank, N.A.
964,000	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0625%	(10,797)

2,412,000	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
$84,801,000	$—	3/23/14	3 month USD-
			LIBOR-BBA	0.646%	$111,515

46,410,000	—	3/23/17	3 month USD-
			LIBOR-BBA	1.4259%	365,633

61,788,000	—	3/23/22	3 month USD-
			LIBOR-BBA	2.4285%	824,940

12,264,000	—	3/23/42	3.1348%	3 month USD-
				LIBOR-BBA	(215,946)

747,000	—	3/23/14	3 month USD-
			LIBOR-BBA	0.643%	937

96,000	—	3/23/17	1.412%	3 month USD-
				LIBOR-BBA	(691)

384,000	—	3/23/22	2.407%	3 month USD-
				LIBOR-BBA	(4,369)

4,063,000	—	3/30/22	2.248%	3 month USD-
				LIBOR-BBA	15,251

Credit Suisse International
2,412,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

1,183,000 E	—	8/17/22	3 month USD-
			LIBOR-BBA	2.4475%	3,206

70,211,000	—	3/19/14	0.651%	3 month USD-
				LIBOR-BBA	(102,224)

115,050,000	—	3/19/17	3 month USD-
			LIBOR-BBA	1.377%	654,400

161,861,000	—	3/19/22	3 month USD-
			LIBOR-BBA	2.388%	1,604,845

27,165,000	—	3/19/42	3.1405%	3 month USD-
				LIBOR-BBA	(517,922)

5,365,000	—	3/19/42	3.075%	3 month USD-
				LIBOR-BBA	(31,192)

8,096,000	—	3/19/22	2.35125%	3 month USD-
				LIBOR-BBA	(52,889)

8,096,000	—	3/20/22	2.383%	3 month USD-
				LIBOR-BBA	(76,104)

Deutsche Bank AG
488,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(5,783)

2,412,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

1,959,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	35,184

14,354,000	—	3/01/14	0.5815%	3 month USD-
				LIBOR-BBA	(1,920)

150,014,000	—	3/05/14	0.567%	3 month USD-
				LIBOR-BBA	20,593

222,165,000	—	3/05/17	1.1673%	3 month USD-
				LIBOR-BBA	836,834

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$72,009,000	$—	3/05/22	2.133%	3 month USD-
				LIBOR-BBA	$889,979

28,624,000	—	3/05/42	2.856%	3 month USD-
				LIBOR-BBA	1,074,462

2,647,000	—	3/06/22	2.064%	3 month USD-
				LIBOR-BBA	49,579

4,784,000	—	3/06/17	3 month USD-
			LIBOR-BBA	1.09%	(36,151)

6,634,000	—	3/06/42	2.807%	3 month USD-
				LIBOR-BBA	315,276

5,104,000	—	3/07/17	3 month USD-
			LIBOR-BBA	1.106%	(34,821)

2,743,000	—	3/07/22	2.061%	3 month USD-
				LIBOR-BBA	52,242

7,050,000	—	3/07/42	2.79%	3 month USD-
				LIBOR-BBA	359,758

12,749,000	—	3/12/22	3 month USD-
			LIBOR-BBA	2.092%	(212,640)

9,565,000	—	3/19/22	2.335%	3 month USD-
				LIBOR-BBA	(48,277)

12,992,000	—	4/03/17	3 month USD-
			LIBOR-BBA	1.291%	8,575

Goldman Sachs International
19,081,000	(529,975)	3/26/22	2.075%	3 month USD-
				LIBOR-BBA	(158,835)

2,412,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

1,959,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	35,184

8,096,000	—	3/21/22	3 month USD-
			LIBOR-BBA	2.405%	91,998

262,089,000	—	3/22/14	3 month USD-
			LIBOR-BBA	0.6345%	280,151

63,242,000	—	3/22/22	2.413%	3 month USD-
				LIBOR-BBA	(759,634)

196,814,000	—	3/22/17	3 month USD-
			LIBOR-BBA	1.4097%	1,405,393

17,799,000	—	3/22/42	3.1405%	3 month USD-
				LIBOR-BBA	(335,216)

8,125,000	—	3/30/22	3 month USD-
			LIBOR-BBA	2.273125%	(11,805)

8,126,000	—	4/03/22	3 month USD-
			LIBOR-BBA	2.245%	(36,730)

JPMorgan Chase Bank NA
28,918,000	—	3/26/14	0.6275%	3 month USD-
				LIBOR-BBA	(26,553)

16,951,000	—	3/26/17	1.3425%	3 month USD-
				LIBOR-BBA	(60,303)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
$103,531,000	$—	3/26/22	2.3245%	3 month USD-
				LIBOR-BBA	$(356,551)

19,333,000	—	3/26/42	3 month USD-
			LIBOR-BBA	3.0525%	13,243

2,412,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	27,931

Total					$(443,036)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$3,083,177	$—	1/12/41	4.00% (1 month	Synthetic TRS	$52,686
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

13,234,595	215,062	1/12/40	(5.00%) 1 month	Synthetic TRS	19,850
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
770,750	—	1/12/41	5.00% (1 month	Synthetic MBX	1,317
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

670,023	—	1/12/41	5.00% (1 month	Synthetic TRS	10,109
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,669,466	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,732)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,404,405	—	1/12/40	4.50% (1 month	Synthetic MBX	6,998
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

12,831,059	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(22,025)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,238,182	—	1/12/40	5.00% (1 month	Synthetic MBX	15,389
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$6,433,465	$—	1/12/41	5.00% (1 month	Synthetic MBX	$12,007
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

33,529,553	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(57,274)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

17,286,426	—	1/12/41	5.00% (1 month	Synthetic MBX	32,263
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

20,280,078	—	1/12/41	5.00% (1 month	Synthetic MBX	37,850
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,833,999	—	1/12/40	5.00% (1 month	Synthetic TRS	47,268
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

28,707,404	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(49,276)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

21,177,081		1/12/41	5.00% (1 month	Synthetic MBX	39,524
	—		USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

8,321,238	—	1/12/40	4.00% (1 month	Synthetic MBX	(21,313)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

972,233	—	1/12/40	4.00% (1 month	Synthetic TRS	19,032
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,995,247	—	1/12/41	4.50% (1 month	Synthetic MBX	10,568
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,327,091	—	1/12/41	5.00% (1 month	Synthetic MBX	10,814
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

37,440,144	—	1/12/41	5.00% (1 month	Synthetic MBX	69,877
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$1,259,703	$—	1/12/41	4.00% (1 month	Synthetic TRS	$21,500
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

12,116,789	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(20,798)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

4,671,799	—	1/12/40	4.50% (1 month	Synthetic MBX	6,050
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

12,917,630	—	1/12/41	5.00% (1 month	Synthetic MBX	24,109
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

161,258	—	1/12/41	4.50% (1 month	Synthetic MBX	284
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

201,573	—	1/12/41	4.50% (1 month	Synthetic MBX	355
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

219,948	—	1/12/40	5.00% (1 month	Synthetic MBX	411
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

713,597	—	1/12/40	5.00% (1 month	Synthetic MBX	1,333
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

517,126	—	1/12/40	5.00% (1 month	Synthetic MBX	966
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,750,157	—	1/12/41	4.50% (1 month	Synthetic TRS	174,264
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

Citibank, N.A.
2,847,791	—	1/12/41	5.00% (1 month	Synthetic MBX	5,315
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

309,661	—	1/12/41	5.00% (1 month	Synthetic MBX	578
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$135,674	$—	1/12/41	4.50% (1 month	Synthetic MBX	$239
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

780,003	—	1/12/41	5.00% (1 month	Synthetic MBX	1,456
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

8,173,848	—	1/12/41	4.00% (1 month	Synthetic TRS	139,676
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,087,359	—	1/12/41	4.00% (1 month	Synthetic TRS	52,757
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

6,434,110	111,592	1/12/40	(5.00%) 1 month	Synthetic TRS	14,028
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Goldman Sachs International
10,187,191	—	1/12/41	4.50% (1 month	Synthetic TRS	151,298
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

32,157,576	—	1/12/40	5.00% (1 month	Synthetic TRS	536,349
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,949,646	—	1/12/41	5.00% (1 month	Synthetic MBX	22,302
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,206,685	—	1/12/41	4.50% (1 month	Synthetic TRS	166,439
			USD-LIBOR)	Index 4.50%
				year Fannie Mae
				pools

9,993,134	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(17,153)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,754,192	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,444)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,549,886	—	1/12/41	4.00% (1 month	Synthetic TRS	94,837
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$6,272,677	$—	1/12/40	5.00% (1 month	Synthetic TRS	$104,621
			USD-LIBOR)	Index 5.00%
				year Fannie Mae
				pools

5,782,421	—	1/12/41	4.00% (1 month	Synthetic TRS	98,811
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

992,873	—	1/12/41	4.00% (1 month	Synthetic TRS	16,966
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,902,101	—	1/12/41	4.00% (1 month	Synthetic TRS	32,503
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,741,033	—	1/12/41	4.00% (1 month	Synthetic TRS	81,015
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,755,688	—	1/12/41	4.00% (1 month	Synthetic TRS	64,178
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

13,689,612	17,112	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,386)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,345,022	16,603	1/12/40	(5.00%) 1 month	Synthetic TRS	(5,275)
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

507,675	(2,142)	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,311)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,353,460	(5,023)	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,239)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

910,955	—	1/12/41	4.50% (1 month	Synthetic MBX	1,606
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

Total					$1,976,572

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$144,310,411	$—

Purchased options outstanding	—	46,803,382	—

U.S. Government and Agency Mortgage Obligations	—	634,132,891	—

U.S. Treasury obligations	—	231,455,382	—

Short-term investments	14,340,241	348,280,103	—

Totals by level	$14,340,241	$1,404,982,169	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,142,548	$—	$—

Written options	—	(48,193,746)	—

TBA sale commitments	—	(404,077,501)	—

Interest rate swap contracts	—	171,022	—

Total return swap contracts	—	1,623,368	—

Totals by level	$1,142,548	$(450,476,857)	$—

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1)
Unaffiliated issuers (identified cost $1,380,022,139)	$1,417,907,169
Affiliated issuers (identified cost $1,415,241) (Note 6)	1,415,241

Interest and other receivables	3,575,727

Receivable for shares of the fund sold	1,021,474

Receivable for investments sold	3,211,365

Receivable for sales of delayed delivery securities (Note 1)	409,411,030

Receivable for variation margin (Note 1)	359,016

Unrealized appreciation on swap contracts (Note 1)	11,911,801

Premium paid on swap contracts (Note 1)	621,223

Total assets	1,849,434,046

LIABILITIES

Payable to custodian	267,318

Payable for investments purchased	913,124

Payable for purchases of delayed delivery securities (Note 1)	627,401,593

Payable for shares of the fund repurchased	2,212,017

Payable for compensation of Manager (Note 2)	254,872

Payable for investor servicing fees (Note 2)	93,317

Payable for custodian fees (Note 2)	41,757

Payable for Trustee compensation and expenses (Note 2)	210,875

Payable for administrative services (Note 2)	3,053

Payable for distribution fees (Note 2)	465,811

Written options outstanding, at value (premiums received $35,400,267) (Notes 1 and 3)	48,193,746

Unrealized depreciation on swap contracts (Note 1)	10,378,265

Premium received on swap contracts (Note 1)	360,369

TBA sale commitments, at value (proceeds receivable $405,175,194) (Note 1)	404,077,501

Collateral on certain derivative contracts, at value (Note 1)	12,925,000

Other accrued expenses	97,188

Total liabilities	1,107,895,806

Net assets	$741,538,240

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$760,640,159

Undistributed net investment income (Note 1)	7,749,310

Accumulated net realized loss on investments	(55,716,557)

Net unrealized appreciation of investments	28,865,328

Total — Representing net assets applicable to capital shares outstanding	$741,538,240

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($658,821,238 divided by 72,162,455 shares)	$9.13

Offering price per class A share (100/96.00 of $9.13)*	$9.51

Net asset value and offering price per class B share ($13,832,487 divided by 1,527,399 shares)**	$9.06

Net asset value and offering price per class C share ($27,618,708 divided by 3,036,831 shares)**	$9.09

Net asset value and redemption price per class M share ($2,541,332 divided by 276,367 shares)	$9.20

Offering price per class M share (100/96.75 of $9.20)†	$9.51

Net asset value, offering price and redemption price per class R share
($8,962,758 divided by 980,551 shares)	$9.14

Net asset value, offering price and redemption price per class Y share
($29,761,717 divided by 3,265,183 shares)	$9.11

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/12 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $24,295 from investments in affiliated issuers) (Note 6)	$10,089,886

Total investment income	10,089,886

EXPENSES

Compensation of Manager (Note 2)	1,538,321

Investor servicing fees (Note 2)	572,966

Custodian fees (Note 2)	41,196

Trustee compensation and expenses (Note 2)	33,691

Administrative services (Note 2)	9,909

Distribution fees — Class A (Note 2)	856,611

Distribution fees — Class B (Note 2)	69,713

Distribution fees — Class C (Note 2)	131,435

Distribution fees — Class M (Note 2)	6,662

Distribution fees — Class R (Note 2)	19,904

Other	156,127

Total expenses	3,436,535

Expense reduction (Note 2)	(1,671)

Net expenses	3,434,864

Net investment income	6,655,022

Net realized loss on investments (Notes 1 and 3)	(2,524,557)

Net realized loss on swap contracts (Note 1)	(48,752,637)

Net realized loss on written options (Notes 1 and 3)	(1,589,275)

Net realized loss on futures contracts (Note 1)	(1,022,029)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	44,953,266

Net loss on investments	(8,935,232)

Net decrease in net assets resulting from operations	$(2,280,210)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/12*	Year ended 9/30/11

Operations:
Net investment income	$6,655,022	$19,584,854

Net realized gain (loss) on investments	(53,888,498)	46,436,392

Net unrealized appreciation (depreciation) of investments	44,953,266	(30,254,338)

Net increase (decrease) in net assets resulting
from operations	(2,280,210)	35,766,908

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(15,612,045)	(18,920,988)

Class B	(268,329)	(291,583)

Class C	(511,154)	(466,562)

Class M	(56,863)	(69,275)

Class R	(173,132)	(115,716)

Class Y	(581,427)	(509,143)

Net realized short-term gain on investments

Class A	—	(9,949,993)

Class B	—	(187,783)

Class C	—	(323,820)

Class M	—	(40,549)

Class R	—	(84,221)

Class Y	—	(231,356)

From net realized long-term gain on investments
Class A	(32,617,376)	(36,007,687)

Class B	(653,919)	(808,311)

Class C	(1,247,793)	(1,315,606)

Class M	(123,702)	(141,596)

Class R	(362,820)	(188,633)

Class Y	(1,100,731)	(932,738)

Increase in capital from settlement payments (Note 7)	—	103,985

Increase from capital share transactions (Note 4)	51,599,274	11,141,581

Total decrease in net assets	(3,990,227)	(23,573,086)

NET ASSETS

Beginning of period	745,528,467	769,101,553

End of period (including undistributed net investment
income of $7,749,310 and $18,297,238, respectively)	$741,538,240	$745,528,467

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
														of expenses
														to average	Ratio
	Net asset	Net	Net realized		From	From							Ratio	net assets	of net investment
	value,	investment	and unrealized	Total from	net	net realized			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)	Portfolio
	beginning	income	gain (loss)	investment	investment	gain	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	turnover
Period ended	of period	(loss) [a]	on investments	operations	income	on investments	distributions	fees	ments	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	(%) [c]	net assets (%)	(%) [d]

Class A
March 31, 2012 **	$9.83	.08	(.11)	(.03)	(.22)	(.45)	(.67)	—	—	$9.13	(.33) *	$658,821	.44 *	.44 *	.90 *	136 *
September 30, 2011	10.28	.26	.23	.49	(.27)	(.67)	(.94)	—	— [g]	9.83	5.34	682,118.85		.85	2.70	402
September 30, 2010	9.92	.53	.34	.87	(.51)	—	(.51)	— [f]	—	10.28	8.97	706,773	.83 [i,j]	.83 [i,j]	5.18 [i]	195
September 30, 2009	8.72	.38	1.22	1.60	(.40)	—	(.40)	— [f]	— [h]	9.92	18.85	658,710	1.14 [i,k]	.99 [i]	4.14 [i]	286
September 30, 2008	9.00	.48	(.31) [e]	.17	(.45)	—	(.45)	— [f]	—	8.72	1.78 [e]	615,515	.99 [i]	.99 [i]	5.22 [i]	173
September 30, 2007	8.86	.36	.14	.50	(.36)	—	(.36)	— [f]	—	9.00	5.79	621,954	1.03 [i]	1.03 [i]	4.03 [i]	196

Class B
March 31, 2012 **	$9.75	.05	(.11)	(.06)	(.18)	(.45)	(.63)	—	—	$9.06	(.61) *	$13,832	.81 *	.81 *	.52 *	136 *
September 30, 2011	10.21	.19	.22	.41	(.20)	(.67)	(.87)	—	— [g]	9.75	4.47	13,446	1.60	1.60	1.98	402
September 30, 2010	9.85	.45	.35	.80	(.44)	—	(.44)	— [f]	—	10.21	8.22	16,253	1.58 [i,j]	1.58 [i,j]	4.48 [i]	195
September 30, 2009	8.66	.30	1.22	1.52	(.33)	—	(.33)	— [f]	— [h]	9.85	17.94	19,234	1.89 [i,k]	1.74 [i]	3.37 [i]	286
September 30, 2008	8.94	.41	(.31) [e]	.10	(.38)	—	(.38)	— [f]	—	8.66	1.02 [e]	22,848	1.74 [i]	1.74 [i]	4.49 [i]	173
September 30, 2007	8.81	.29	.13	.42	(.29)	—	(.29)	— [f]	—	8.94	4.91	26,021	1.78 [i]	1.78 [i]	3.28 [i]	196

Class C
March 31, 2012 **	$9.79	.05	(.12)	(.07)	(.18)	(.45)	(.63)	—	—	$9.09	(.70) *	$27,619	.81 *	.81 *	.52 *	136 *
September 30, 2011	10.25	.19	.22	.41	(.20)	(.67)	(.87)	—	— [g]	9.79	4.46	23,256	1.60	1.60	1.95	402
September 30, 2010	9.89	.44	.36	.80	(.44)	—	(.44)	— [f]	—	10.25	8.19	23,424	1.58 [i,j]	1.58 [i,j]	4.33 [i]	195
September 30, 2009	8.69	.31	1.22	1.53	(.33)	—	(.33)	— [f]	— [h]	9.89	18.08	12,626	1.89 [i,k]	1.74 [i]	3.44 [i]	286
September 30, 2008	8.97	.41	(.31) [e]	.10	(.38)	—	(.38)	— [f]	—	8.69	1.05 [e]	6,560	1.74 [i]	1.74 [i]	4.55 [i]	173
September 30, 2007	8.84	.29	.13	.42	(.29)	—	(.29)	— [f]	—	8.97	4.90	3,403	1.78 [i]	1.78 [i]	3.28 [i]	196

Class M
March 31, 2012 **	$9.89	.07	(.11)	(.04)	(.20)	(.45)	(.65)	—	—	$9.20	(.35) *	$2,541	.56 *	.56 *	.77 *	136 *
September 30, 2011	10.34	.24	.23	.47	(.25)	(.67)	(.92)	—	— [g]	9.89	5.05	2,743	1.10	1.10	2.44	402
September 30, 2010	9.98	.51	.34	.85	(.49)	—	(.49)	— [f]	—	10.34	8.66	2,860	1.08 [i,j]	1.08 [i,j]	4.94 [i]	195
September 30, 2009	8.76	.35	1.24	1.59	(.37)	—	(.37)	— [f]	— [h]	9.98	18.68	2,496	1.39 [i,k]	1.24 [i]	3.89 [i]	286
September 30, 2008	9.04	.46	(.31) [e]	.15	(.43)	—	(.43)	— [f]	—	8.76	1.50 [e]	2,204	1.24 [i]	1.24 [i]	4.98 [i]	173
September 30, 2007	8.90	.34	.14	.48	(.34)	—	(.34)	— [f]	—	9.04	5.48	2,111	1.28 [i]	1.28 [i]	3.79 [i]	196

Class R
March 31, 2012 **	$9.84	.07	(.12)	(.05)	(.20)	(.45)	(.65)	—	—	$9.14	(.46) *	$8,963	.56 *	.56 *	.77 *	136 *
September 30, 2011	10.29	.23	.24	.47	(.25)	(.67)	(.92)	—	— [g]	9.84	5.06	6,189	1.10	1.10	2.32	402
September 30, 2010	9.92	.48	.38	.86	(.49)	—	(.49)	— [f]	—	10.29	8.83	3,035	1.08 [i,j]	1.08 [i,j]	4.62 [i]	195
September 30, 2009	8.72	.37	1.20	1.57	(.37)	—	(.37)	— [f]	— [h]	9.92	18.55	726	1.39 [i,k]	1.24 [i]	4.01 [i]	286
September 30, 2008	9.00	.52	(.38) [e]	.14	(.42)	—	(.42)	— [f]	—	8.72	1.48 [e]	301	1.24 [i]	1.24 [i]	5.52 [i]	173
September 30, 2007	8.86	.34	.14	.48	(.34)	—	(.34)	— [f]	—	9.00	5.51	70	1.28 [i]	1.28 [i]	3.79 [i]	196

Class Y
March 31, 2012 **	$9.81	.09	(.11)	(.02)	(.23)	(.45)	(.68)	—	—	$9.11	(.21) *	$29,762	.31 *	.31 *	1.01 *	136 *
September 30, 2011	10.27	.29	.22	.51	(.30)	(.67)	(.97)	—	— [g]	9.81	5.50	17,776.60		.60	2.94	402
September 30, 2010	9.90	.54	.37	.91	(.54)	—	(.54)	— [f]	—	10.27	9.35	16,757	.58 [i,j]	.58 [i,j]	5.32 [i]	195
September 30, 2009	8.70	.38	1.24	1.62	(.42)	—	(.42)	— [f]	— [h]	9.90	19.20	8,370	.89 [i,k]	.74 [i]	4.27 [i]	286
September 30, 2008	8.99	.50	(.32) [e]	.18	(.47)	—	(.47)	— [f]	—	8.70	1.93 [e]	20,500	.74 [i]	.74 [i]	5.48 [i]	173
September 30, 2007	8.85	.38	.14	.52	(.38)	—	(.38)	— [f]	—	8.99	6.09	13,300	.78 [i]	.78 [i]	4.28 [i]	196

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

52	53

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA roll transactions.

e Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

h Reflects non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C and Millennium International Management, LLC, which amounted to less than $0.01 per share outstanding as of June 23, 2009.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.05%

September 30, 2009	0.16

September 30, 2008	0.13

September 30, 2007	0.10

j Excludes the impact of a current period reduction of interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.04% of average net assets as of September 30, 2010.

k Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.15% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Putnam American Government Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks high current income, primarily through U.S. government securities, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2011 through March 31, 2012.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,585,800,000 on interest rate swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $15,836,059 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $28,949,514 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $28,769,456.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years (replace “three fiscal years “with “periods” for new funds that haven’t been around for 3 years) remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $1,381,537,240, resulting in gross unrealized appreciation and depreciation of $54,450,474 and $16,665,304, respectively, or net unrealized appreciation of $37,785,170.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management.

Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam

Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,671 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $594, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $49,046 and $22 from the sale of class A and class M shares, respectively, and received $10,677 and $1,674 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $5,051 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $611,751,337 and $579,250,781, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $14,971,563 and $14,960,625, respectively.

Written option transactions during the reporting period are summarized as follows:

	Contract amounts	Premiums received

Written options outstanding at the
beginning of the reporting period	$1,039,466,328	$44,666,508

Options opened	258,448,200	7,789,968

Options exercised	(214,268,975)	(3,251,854)

Options closed	(324,795,310)	(13,804,355)

Written options outstanding at the
end of the reporting period	$758,850,243	$35,400,267

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11

Class A	Shares	Amount	Shares	Amount

Shares sold	8,772,422	$83,794,683	10,398,510	$102,248,712

Shares issued in connection with
reinvestment of distributions	4,346,748	40,366,447	5,498,007	52,845,920

	13,119,170	124,161,130	15,896,517	155,094,632

Shares repurchased	(10,379,590)	(97,249,651)	(15,216,066)	(148,287,397)

Net increase	2,739,580	$26,911,479	680,451	$6,807,235

	Six months ended 3/31/12		Year ended 9/30/11

Class B	Shares	Amount	Shares	Amount

Shares sold	362,171	$3,397,118	489,755	$4,793,152

Shares issued in connection with
reinvestment of distributions	80,377	740,441	108,206	1,031,718

	442,548	4,137,559	597,961	5,824,870

Shares repurchased	(293,991)	(2,735,173)	(810,868)	(7,832,956)

Net increase (decrease)	148,557	$1,402,386	(212,907)	$(2,008,086)

	Six months ended 3/31/12		Year ended 9/30/11

Class C	Shares	Amount	Shares	Amount

Shares sold	988,838	$9,355,742	1,085,444	$10,780,628

Shares issued in connection with
reinvestment of distributions	158,162	1,462,584	180,930	1,730,373

	1,147,000	10,818,326	1,266,374	12,511,001

Shares repurchased	(485,189)	(4,528,473)	(1,176,815)	(11,386,723)

Net increase	661,811	$6,289,853	89,559	$1,124,278

	Six months ended 3/31/12		Year ended 9/30/11

Class M	Shares	Amount	Shares	Amount

Shares sold	8,642	$82,413	51,513	$507,954

Shares issued in connection with
reinvestment of distributions	16,917	158,126	22,194	214,544

	25,559	240,539	73,707	722,498

Shares repurchased	(26,518)	(250,489)	(72,862)	(717,559)

Net increase (decrease)	(959)	$(9,950)	845	$4,939

	Six months ended 3/31/12		Year ended 9/30/11

Class R	Shares	Amount	Shares	Amount

Shares sold	413,537	$3,924,366	507,560	$4,994,199

Shares issued in connection with
reinvestment of distributions	57,701	535,952	40,350	388,570

	471,238	4,460,318	547,910	5,382,769

Shares repurchased	(119,855)	(1,120,416)	(213,665)	(2,118,693)

Net increase	351,383	$3,339,902	334,245	$3,264,076

	Six months ended 3/31/12		Year ended 9/30/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	1,974,161	$18,535,328	1,277,252	$12,566,257

Shares issued in connection with
reinvestment of distributions	120,405	1,115,858	114,207	1,098,066

	2,094,566	19,651,186	1,391,459	13,664,323

Shares repurchased	(641,245)	(5,985,582)	(1,211,621)	(11,715,184)

Net increase	1,453,321	$13,665,604	179,838	$1,949,139

Note 5: Summary of derivative activity

The following is a summary of the market values of derivatives as of the close of the reporting period.

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation/		Unrealized appreciation/
Interest rate contracts	(depreciation)	$60,235,453*	(depreciation)	$58,688,879*

Total		$60,235,453		$58,688,879

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(12,798,908)	$(1,022,029)	$(48,752,637)	$(62,573,574)

Total	$(12,798,908)	$(1,022,029)	$(48,752,637)	$(62,573,574)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(10,229,259)	$1,004,114	$68,770,472	$59,545,327

Total	$(10,229,259)	$1,004,114	$68,770,472	$59,545,327

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $24,295 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $161,526,158 and $258,860,242, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the SEC) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $102,475 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $1,510 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Paul L. Joskow	Mark C. Trenchard
Putnam Investment	Elizabeth T. Kennan	Vice President and
Management, LLC	Kenneth R. Leibler	BSA Compliance Officer
One Post Office Square	Robert E. Patterson
Boston, MA 02109	George Putnam, III	Robert T. Burns
	Robert L. Reynolds	Vice President and
Investment Sub-Manager	W. Thomas Stephens	Chief Legal Officer
Putnam Investments Limited
57–59 St James’s Street	Officers	James P. Pappas
London, England SW1A 1LD	Robert L. Reynolds	Vice President
President
Marketing Services		Judith Cohen
Putnam Retail Management	Jonathan S. Horwitz	Vice President, Clerk and
One Post Office Square	Executive Vice President,	Assistant Treasurer
Boston, MA 02109	Principal Executive
	Officer, Treasurer and	Michael Higgins
Custodian	Compliance Liaison	Vice President, Senior Associate
State Street Bank		Treasurer and Assistant Clerk
and Trust Company	Steven D. Krichmar
	Vice President and	Nancy E. Florek
Legal Counsel	Principal Financial Officer	Vice President, Assistant Clerk,
Ropes & Gray LLP		Assistant Treasurer and
	Janet C. Smith	Proxy Manager
Trustees	Vice President,
Jameson A. Baxter, Chair	Assistant Treasurer and	Susan G. Malloy
Ravi Akhoury	Principal Accounting Officer	Vice President and
Barbara M. Baumann		Assistant Treasurer
Charles B. Curtis	Robert R. Leveille
Robert J. Darretta	Vice President and
John A. Hill	Chief Compliance Officer

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS
One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA027
273818 5/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam American Government Income Fund

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 29, 2012